Provisions - Summary of Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	₩ 252,192	₩ 254,161
Increase (Transfer)	32,895	33,004
Usage	(7,301)	(9,203)
Reversal	(22,897)	(27,092)
Change in scope of consolidation	2,314	1,322
Others	194
Ending balance	257,397	252,192
Current	171,316	165,990
Non-current	86,081	86,202
Litigation [member]
Disclosure of other provisions [line items]
Beginning balance	76,500	64,241
Increase (Transfer)	6,288	17,064
Usage	(2,599)	(3,948)
Reversal	(24)	(857)
Ending balance	80,165	76,500
Current	79,947	76,500
Non-current	218
Restoration cost [member]
Disclosure of other provisions [line items]
Beginning balance	105,767	113,289
Increase (Transfer)	6,772	(1,933)
Usage	(2,776)	(2,990)
Reversal	(3,685)	(3,023)
Change in scope of consolidation	1,086	424
Others	194
Ending balance	107,358	105,767
Current	26,026	22,343
Non-current	81,332	83,424
Others [member]
Disclosure of other provisions [line items]
Beginning balance	69,925	76,631
Increase (Transfer)	19,835	17,873
Usage	(1,926)	(2,265)
Reversal	(19,188)	(23,212)
Change in scope of consolidation	1,228	898
Ending balance	69,874	69,925
Current	65,343	67,147
Non-current	₩ 4,531	₩ 2,778